Retirement Employee Benefits - Summary of Movements in Present Value of Defined Obligation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Opening defined benefit obligation	$ 112,980	$ 92,575	$ 93,367
Current service cost	12,775	9,459	7,233
Interest cost	8,907	8,344	7,365
Actuarial (gains) / losses	(3,359)
Cost per service passed for modification or reduction	(10,858)
New measurement (gains) / losses:
Actuarial (gains) losses resulting from changes in financial and demographic assumptions	161	2,602	(7,165)
Actuarial (gains) and losses arising from adjustments for actuarial experience			(8,225)
Ending defined benefit obligation	$ 120,606	$ 112,980	$ 92,575